Research and development (Tables)	12 Months Ended
Dec. 31, 2014
Research and Development Expense [Abstract]
Schedule of Research and Development
Research and Development consists of the following:

	Year ended December 31,
	2012	2013	2014
Research and development expenses	150,118	76,427	64,763
Research and development grants and credits	(899)	(1,036)	(905)
Total research and development	149,219	75,391	63,858